Income Taxes Unrecognized Tax Benefits (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 3,893	$ 44,781
Additions	0	271
Reductions	0	0
Additions	520	3,064
Reductions	0	0
Settlements with taxing authorities	0	(43,315)
Lapses in statutes of limitations	(222)	(908)
Ending balance	$ 4,191	$ 3,893